Cash - Schedule of Cash (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Line Items]
Cash		$ 16,483	$ 6,116
Denominated in U.S. dollar [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash	[1]	16,260	5,792
Denominated in New Israel Shekel [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash		65	150
Denominated in other currencies [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash		$ 158	$ 174

[1]	As of December 31, 2024, including short-term bank deposits for a period less than 3 months at an average interest rate of 5.14%.